UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of filing)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	Not applicable

SG Receivables Finance LP
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001857974

Central Index Key Number of underwriter (if applicable):	Not applicable

Karan Javeri Tel: +971 44322112
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G. Please see the Exhibit Index for the related information.

2

EXHIBIT INDEX

Exhibit No.	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated April 26, 2021, of RSM InterAudit

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SG RECEIVABLES FINANCE LP (Securitizer)

April 27, 2021	By:	/s/ Karan Javeri
	Name:	Karan Javeri
	Title:	Director of Category A

By:	/s/ Albert Fioravanti
Name:	Albert Fioravanti
Title:	Director of Category B

4